Note 1 - Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Notes
Note 1 - Summary of Significant Accounting Policies

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by Generally Accepted Accounting for complete financial statements. The accompanying unaudited condensed consolidated financial statements reflect all adjustments that, in the opinion of management, are considered necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods presented. The results of operations for such periods are not necessarily indicative of the results expected for the full year or for any future period. The December 31, 2011 condensed consolidated balance sheet was derived from our audited financial statements at that date.  The accompanying financial statements should be read in conjunction with the audited consolidated financial statements of Findex.com, Inc. included in our Form 10-K for the year ended December 31, 2011.

RECLASSIFACTIONS

Certain accounts in our 2011 financial statements have been reclassified for comparative purposes to conform with the presentation in our 2012 financial statements.

DISCONTINUED OPERATIONS

On May 5, 2011, we entered into a Software Product Line Purchase Agreement with WORDsearch Corp., L.L.C. In accordance with the Software Product Line Purchase Agreement, WORDsearch agreed to acquire from us all of the assets associated with the QuickVerse® product line which centered around our industry-leading Bible-study software program. The specific assets conveyed include, among others, the underlying software source code, registered trade names, and existing product inventories. As a result, we have classified this asset as well as all revenues and expenses directly related to the QuickVerse® product line as discontinued operations. See Note 11.

INTANGIBLE ASSETS

In accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 350-30, General Intangibles Other Than Goodwill, intangible assets with an indefinite useful life are not amortized. Intangible assets with a finite useful life are amortized on the straight-line method over the estimated useful lives, generally three to ten years. All intangible assets are tested for impairment annually during the fourth quarter.

Software Development Costs

In accordance with ASC 985-20-25, Costs of Software to Be Sold, Leased, or Marketed, software development costs are expensed as incurred until technological feasibility and marketability has been established, generally with release of a beta version for customer testing. Once the point of technological feasibility and marketability is reached, direct production costs (including labor directly associated with the development projects), indirect costs (including allocated fringe benefits, payroll taxes, facilities costs, and management supervision), and other direct costs (including costs of outside consultants, purchased software to be included in the software product being developed, travel expenses, material and supplies, and other direct costs) are capitalized until the product is available for general release to customers. We amortize capitalized costs on a product-by-product basis. Amortization for each period is the greater of the amount computed using (i) the straight-line basis over the estimated product life (generally from 12 to 18 months, but up to 60 months), or (ii) the ratio of current revenues to total projected product revenues. Total cumulative capitalized software development costs were $-, less accumulated amortization of $- at September 30, 2012, included in Other assets.

Capitalized software development costs are stated at the lower of amortized costs or net realizable value. Recoverability of these capitalized costs is determined at each balance sheet date by comparing the forecasted future revenues from the related products, based on management’s best estimates using appropriate assumptions and projections at the time, to the carrying amount of the capitalized software development costs. If the carrying value is determined not to be recoverable from future revenues, an impairment loss is recognized equal to the amount by which the carrying amount exceeds the future revenues.  We have written down capitalized software developments costs associated with the discontinued operations and have recorded an impairment expense of $- and $288,587 for the nine months ended September 30, 2012 and 2011, respectively, which has been included in discontinued operations.

ASC 730, Research and Development, established accounting and reporting standards for research and development. In accordance with ASC 730-10, costs we incur to enhance our existing products after general release to the public (bug fixes) are expensed in the period they are incurred and included in research and development costs. Research and development costs incurred prior to determination of technological feasibility and marketability and after general release to the public and charged to expense were $- and $142,411 for the nine months ended September 30, 2012 and 2011, respectively, included in general and administrative expenses of discontinued operations.

We capitalize costs related to the development of computer software developed or obtained for internal use in accordance with the ASC 350-40, Internal-Use Software. Software obtained for internal use has generally been enterprise level business and finance software that we customize to meet our specific operational needs. We have not sold, leased, or licensed software developed for internal use to our customers and have no intention of doing so in the future.

We capitalize costs related to the development and maintenance of our website in accordance with ASC 350-50, Website Development Costs. Accordingly, costs expensed as incurred are as follows:

planning the website,
developing the applications and infrastructure until technological feasibility is established, developing graphics such as borders, background and text colors, fonts, frames, and buttons, and operating the site such as training, administration and maintenance.

Capitalized costs include those incurred to:

obtain and register an Internet domain name,
develop or acquire software tools necessary for the development work, develop or acquire software necessary for general website operations, develop or acquire code for web applications,
develop or acquire (and customize) database software and software to integrate applications such as corporate databases and accounting systems into web applications, develop HTML web pages or templates,
install developed applications on the web server,
create initial hypertext links to other websites or other locations within the website, and test the website applications.

We amortize website development costs on a straight-line basis over the estimated life of the site, generally 36 months. Total cumulative website development costs, included in Other assets from continuing operations on our condensed consolidated balance sheets, were $-, less accumulated amortization of $- at September 30, 2012. As a result of the decision to postpone indefinitely the plan to revamp our FormTool.com website due to a lack of available financial and human resources, we have written down capitalized website developments costs and have recorded an impairment expense of $18,781 in continuing operations for the nine months ended September 30, 2012. See Note 7.

REVENUE RECOGNITION

Within our operations as a whole, including those operations now classified as discontinued operations, we derive revenues from the sale of packaged software products, product support and multiple element arrangements that may include any combination of these items. We recognize software revenue for software products and related services in accordance with ASC 985-605, Software Revenue Recognition. We recognize revenue when persuasive evidence of an arrangement exists (generally a purchase order), we have delivered the product, the fee is fixed or determinable and collectability is probable.

In some situations, we receive advance payments from our customers. We defer revenue associated with these advance payments until we ship the products or offer the support. During the quarter ended March 31, 2012, we received an advance payment of $15,000 as part of an amended licensing agreement with a certain publisher whom sells our FormTool® product line. The advanced payment was to be applied against future royalties owed to us by the publisher for sales generated from the FormTool® product line. During the nine months ended September 30, 2012, sales exceeded the royalty advance payment of $15,000; and therefore, the deferred revenue has been fully recognized. Finally, the amended licensing agreement also extended the initial term of the agreement by three years.

Earnings Per Share

We follow the guidance of ASC 260, Earnings Per Share, to calculate and report basic and diluted earnings per share (“EPS”). Basic EPS is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted EPS is computed by giving effect to all dilutive potential shares of common stock that were outstanding during the period. For us, dilutive potential shares of common stock consist of the incremental shares of common stock issuable upon the exercise of stock options and warrants for all periods, convertible notes payable and the incremental shares of common stock issuable upon the conversion of convertible preferred stock.

When discontinued operations, extraordinary items, and/or the cumulative effect of an accounting change are present, income before any of such items on a per share basis represents the “control number” in determining whether potential shares of common stock are dilutive or anti-dilutive. Thus, the same number of potential shares of common stock used in computing diluted EPS for income from continuing operations is used in calculating all other reported diluted EPS amounts. In the case of a net loss, it is assumed that no incremental shares would be issued because they would be anti-dilutive. In addition, certain options and warrants are considered anti-dilutive because the exercise prices were above the average market price during the period. Anti-dilutive shares are not included in the computation of diluted EPS, in accordance with ASC 260-10-45-17.

The following table shows the amounts used in computing earnings per common share and the average number of shares of dilutive potential common stock:

For the Three Months Ended September 30,	2012	2011

Net loss from continuing operations	($65,333)	($24,881)
Preferred stock dividends	---	---
Net loss available to common shareholders	($65,333)	($24,881)

Net income from discontinued operations	$---	$1,154,204
Preferred stock dividends	---	---
Net income available to common shareholders	$---	$1,154,204

Basic weighted average shares outstanding	77,993,935	68,868,930
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,868,930

For the Nine Months Ended September 30,	2012	2011

Net loss from continuing operations	($266,172)	($409,107)
Preferred stock dividends	---	---
Net loss available to common shareholders	($266,172)	($409,107)

Net income from discontinued operations	$26,087	$1,379,103
Preferred stock dividends	---	---
Net income available to common shareholders	$26,087	$1,379,103

Basic weighted average shares outstanding	77,993,935	68,335,147
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,335,147

RECENT ACCOUNTING PRONOUNCEMENTS

                                Testing Goodwill for Impairment

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08, Testing Goodwill for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test. This ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this ASU will not have a material impact on the Company’s consolidated financial statements, as it is intended to simplify the assessment for goodwill impairment.  We do not expect ASU No. 2011-08 to have a material impact on our condensed consolidated financial statements.